SEMI-ANNUAL REPORT

PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report for Federated Intermediate Municipal Trust. The Report covers the six-month reporting period from June 1, 1999 through November 30, 1999, which is the first half of the fund's fiscal year. It begins with an investment review, which is a brief commentary on the municipal market and fund strategy from the portfolio manager. Following the investment review, you'll find the fund's portfolio of investments and its financial statements.

Federated Intermediate Municipal Trust pursues monthly income that is free from federal income tax by investing in a portfolio of intermediate-term securities issued by municipalities across the U.S.1

Over the six-month reporting period, the fund paid dividends totaling $0.24 per share. A rising rate environment caused the fund's net asset value to decline, resulting in a total return of (2.18%).2 Assets totaled $208.3 million at the reporting period's end.

Thank you for relying on the tax-free earning power of Federated Intermediate Municipal Trust to help you keep more of what you earn. We'll continue to keep you up to date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President
January 15, 2000

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Market Overview

The issuance of municipal debt declined by approximately 23% year-to-date when compared with the same period last year. This decline in the supply of municipal bonds reflects the significant reduction in the issuance of refunding bonds (down -46.8% year-to-date) and reductions in new money issuance for projects as a result of the general increase in the level of interest rates. Credit spread widening in the municipal market has been the most prevalent in the hospital sector. The hospital sector has continued to show specific vulnerability as a result of Medicare reimbursement reductions and the related pressure on hospital operations. Credit spreads have widened considerably since April 1999, with BBB category hospital spreads widening 104 basis points off the 30-year Municipal Market Data curve. Yields increased across the municipal yield curve over the six-month reporting period ended November 30, 1999. Yields increased by 47 basis points to 4.96% in the ten-year area of the AAA general obligation municipal yield curve and by 64 basis points to 5.73% for 30-year maturities.

Fund Strategy

Federated Intermediate Municipal Trust's primary objective has been maximizing tax-exempt income. As a result, our strategy has been to create a laddered effective maturity structure within the portfolio, with the weighted average duration target determining the maturity market value weightings. This structure will better diversify the portfolio on the yield curve. This strategy also allows greater flexibility to take advantage of total return opportunities provided by the yield curve while maintaining the fund's primary income objective. The strategy over the reporting period also included tax-swapping to generate tax loss carry forwards, which can be used to off-set any realized capital gains, while also adding incremental yield by improving the weighted average book yield within the portfolio. Duration is managed within a range consistent with the directive of the Chief Investment Officer. The current range is neutral.

Fund Performance

For the six-month reporting period ended November 30, 1999, the fund produced a total return of (2.18%).1 The 30-day current net distribution rate on November 30, 1999 was 4.90%. The fund's 30-day SEC yield as of November 30, 1999 was 4.62%.1 The fund's yield reflected the attractive coupons which the fund holds relative to what is currently available in the municipal market. The fund's total return performance reflects its neutral duration and average maturity positioning within the intermediate portion of the municipal yield curve.

1 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Market Outlook

The municipal bond market is technically driven by supply and demand imbalances that are created by changes in interest rates, coupon payment period cycles and economic conditions. The municipal market has recently experienced a demand shift away from institutional buyers such as insurance companies, corporations and arbitrageurs toward retail (individual) buyers of municipal bonds. The ratio of municipal bond yields to Treasury bond yields has widened from highs near 100%, which has caused many crossover buyers to unwind their municipal positions. Crossover buyers purchase municipal bonds on a relative valuation basis and not necessarily because of tax exempt income. Due to the recent upward bias in interest rates, the market has become especially sensitive to de minimus problems. As a municipal bond approaches its de minimus threshold, the risk of generating ordinary income that is taxed at the bondholder's top marginal bracket becomes relevant. This reality impacts the bond's liquidity and requires the bond's duration to be calculated on a tax-adjusted basis.

Portfolio of Investments

NOVEMBER 30, 1999 (UNAUDITED)



Principal
Credit/1/           Value

Amount
Rating

                 LONG-TERM MUNICIPALS--98.3%/2/
                 Alabama2.8%

$  1,500,000     Alabama Water PCA, PCR Bonds, 6.35% (AMBAC INS),
8/15/2001                           AAA      $   1,550,280
   4,665,000     Hoover, AL IDB, Industrial Development Revenue Refunding Bonds
(Series                NR          4,234,514
                 1998), 4.95% (Cricket Development Co.)/(Protective Life Corp. GTD),
                 12/1/2011

TOTAL
5,784,794

                 Alaska--1.9%
   4,000,000     Alaska State Housing Finance Corp., General Mortgage Revenue Bonds
(Series           AAA          4,033,320
                 A), 5.65% (MBIA INS), 12/1/2012
                 Arizona1.9%

   1,800,000     Arizona Student Loan Acquisition Authority, Student Loan Revenue
Refunding           Aaa          1,794,312
                 Bonds (Series 1999A-1), 5.50%, 5/1/2012
   2,200,000     Arizona Student Loan Acquisition Authority, Student Loan Revenue
Refunding           Aaa          2,192,696
                 Bonds (Series 1999A-1), 5.60%, 5/1/2013

TOTAL
3,987,008

                 California--1.8%
   1,875,000     Los Angeles, CA Department of Water & Power, Electric Plant Revenue
Bonds,            A+          2,004,900
                 2nd Issue, 9.00%, 6/1/2001
   1,770,000     Sierra View Local Health Care District, CA, Refunding Revenue
Bonds                    A          1,676,668
                 (Series 1998), 5.00% (American Capital Access INS)/(Original Issue
Yield:
                 5.10%), 7/1/2011

TOTAL
3,681,568

                 Colorado--0.5%
   1,000,000     Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%,
5/1/2017                    Aa2          1,054,800
                 District Of Columbia3.3%
   3,000,000     District of Columbia, Revenue Bonds, 5.75% (Catholic University
of                   AAA          2,945,640
                 America)/(AMBAC INS), 10/1/2017
   4,000,000     District of Columbia, UT GO Bonds (Series 1999A), 5.50% (FSA INS),
6/1/2012          AAA          4,005,080

TOTAL
6,950,720

                 Florida--3.0%
   2,000,000     Florida State Board of Education Administration, UT GO Capital
Outlay                AA+          2,058,760
                 Bonds (Series C), 6.25% (Florida State), 6/1/2001
   3,000,000     Florida State Board of Education Administration, UT GO Capital
Outlay                AA+          3,077,760
                 Bonds, (Series B), 6.00% (Florida State), 6/1/2001
$    970,000     Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30%
(GNMA                  Aaa      $   1,006,394
                 Collateralized Home Mortgage Program COL), 3/1/2029

TOTAL
6,142,914

                 Georgia--1.5%
   2,000,000     Georgia Municipal Electric Authority, Revenue Bonds (Series U),
6.50%,                 A          2,004,300
                 1/1/2000

   1,000,000     Georgia Municipal Electric Authority, Revenue Bonds (Series U),
6.60%,                 A          1,025,010
                 1/1/2001

TOTAL
3,029,310

                 Hawaii--0.5%
   1,000,000     Hawaii State, UT GO Bonds (Series BU), 5.85% (Original Issue
Yield:                   A+          1,026,520
                 5.95%), 11/1/2001
                 Idaho--0.3%
     775,000     Idaho Housing Agency, SFM Revenue Bonds, (Series D-2) Subordinate
Bonds,              A1            740,621
                 5.25%, 7/1/2011
                 Illinois5.6%

   1,260,000     Illinois Health Facilities Authority, Revenue Refunding Bonds
(Series A),             AA          1,319,674
                 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%),
                 8/15/2011

   2,540,000     Illinois Health Facilities Authority, Revenue Refunding Bonds
(Series B),             AA          2,545,563
                 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%),
                 8/15/2011

   3,000,000     Illinois Municipal Electric Agency, Power Supply System Revenue
Bonds                AAA          3,067,950
                 (Series A), 6.20% (AMBAC INS), 2/1/2001
   4,500,000     Illinois State, UT GO Bonds, 5.25%,
7/1/2004                                         AAA          4,607,370

TOTAL
11,540,557

                 Indiana--2.9%
   1,400,000     Indiana Health Facility Financing Authority, Hospital Revenue
Refunding                A          1,232,980
                 Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield:
5.45%),
                 2/15/2018

   4,800,000     Indiana Health Facility Financing Authority, Hospital Revenue
Bonds                   AA          4,818,480
                 (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue
                 Yield: 5.65%), 2/15/2010

TOTAL
6,051,460

                 Iowa--0.9%
   2,000,000     Iowa Finance Authority, Hospital Facilities Revenue Bonds (Series
1998A),            AAA          1,902,140
                 5.125% (Iowa Health System)/(MBIA INS)/(Original Issue Yield: 5.15%),
                 7/1/2013
                 Kansas--1.3%

$  1,810,000     Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-2),
5.50%           Aaa      $   1,883,341
                 (GNMA Collateralized Home Mortgage Program COL), 6/1/2029
     810,000     Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50%
(GNMA                 Aaa            827,051
                 Collateralized Home Mortgage Program COL), 12/1/2016

TOTAL
2,710,392

                 Massachusetts--1.7%
   1,210,000     Massachusetts Development Finance Agency, Resource Recovery Revenue
Bonds            BBB          1,099,805
                 (Series 1998B), 5.35% (Ogden Haverhill), 12/1/2015
   1,000,000     Massachusetts Water Pollution Abatement Trust Pool, Program Bonds
(Series            AAA          1,009,160
                 5), 5.50%, 8/1/2013
   1,500,000     Massachusetts Water Pollution Abatement Trust Pool, Program Bonds
(Series            AAA          1,500,480
                 5), 5.50%, 8/1/2014

TOTAL
3,609,445

                 Michigan--12.6%
   1,785,000     Kent County, MI, Airport Revenue Bonds (Series 1998), 4.90% (Kent
County             AAA          1,617,496
                 International Airport)/(MBIA INS)/(Original Issue Yield: 4.93%),
1/1/2014

   2,480,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking
Water             AA+          2,526,153
                 Revolving Fund), 10/1/2012
   2,610,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Drinking
Water              AA+          2,644,426
                 Revolving Fund), 10/1/2014
   2,000,000     Michigan State Building Authority, Revenue Bonds (Series II), 6.25%
(AMBAC           AAA          2,038,000
                 INS)/ (Original Issue Yield: 6.35%), 10/1/2000
   4,000,000     Michigan State Hospital Finance Authority, Revenue & Refunding
Bonds                  A1          3,669,720
                 (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue
Yield:
                 5.15%), 6/1/2013
   5,000,000     Michigan State Hospital Finance Authority, Revenue Bonds
(Series1999A),              AAA          5,256,100
                 6.00% (Ascension Health Credit Group), 11/15/2011
   3,705,000     Michigan State Housing Development Authority, (Series B) Rental
Housing              AAA          3,826,042
                 Revenue Bonds, 5.65%, (MBIA INS), 10/1/2007
   3,605,000     Michigan State Housing Development Authority, (Series B) Rental
Housing              AAA          3,720,360
                 Revenue Bonds, 5.65%, (MBIA INS), 4/1/2007
   1,000,000     Royal Oak, MI Hospital Finance Authority, Revenue Refunding Bonds,
7.40%             AAA          1,002,930
                 (William Beaumont Hospital, MI), 1/1/2000

TOTAL
26,301,227

                 Missouri--6.2%
   5,000,000     Missouri State HEFA, Health Facilities Revenue Bonds (Series A),
6.00%                AA          5,298,500
                 (BJC Health System, MO)/(Original Issue Yield: 6.05%), 5/15/2005
   5,000,000     Missouri State HEFA, Health Facilities Revenue Bonds (Series A),
6.10%                AA          5,329,300
                 (BJC Health System, MO)/(Original Issue Yield: 6.15%), 5/15/2006
$  1,000,000     Missouri State HEFA, Health Facilities Revenue Bonds (Series 1998),
5.10%             AA      $     884,140
                 (Lake of the Ozarks General Hospital, Inc.)/(Original Issue Yield:
5.28%),
                 2/15/2018

   1,425,000     Missouri State Housing Development Commission, SFM Loan Revenue
Bonds                AAA          1,343,647
                 (Series 1998B), 5.20%, 9/1/2012

TOTAL
12,855,587

                 Nevada--1.4%
   1,000,000     Clark County, NV School District, LT GO Bonds (Series A), 9.75%
(MBIAINS),           AAA          1,028,290
                 6/1/2000

   2,000,000     Reno, NV, Hospital Revenue Bonds (Series 1998A), 5.00% (St.
Mary's                   AAA          1,761,280
                 Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 5.24%),
                 5/15/2018

TOTAL
2,789,570

                 New Hampshire--3.0%
   2,805,000     New Hampshire Higher Educational & Health Facilities Authority,
Revenue                A          2,609,912
                 Bonds (Series 1998), 5.125% (Franklin Pierce College)/(American
Capital
                 Access INS)/(Original Issue Yield: 5.25%), 10/1/2013
   1,000,000     New Hampshire Higher Educational & Health Facilities Authority,
Revenue                A            895,710
                 Bonds (Series 1998), 5.25% (Franklin Pierce College)/(American
Capital
                 Access INS)/(Original Issue Yield: 5.42%), 10/1/2018
   2,555,000     New Hampshire State, UT GO Bonds (Series A), 6.40%,
6/15/2001                        AA+          2,636,811

TOTAL
6,142,433

                 New Jersey--3.4%
   3,000,000     Essex County, NJ, General Improvement UT GO Bonds, 5.00%
(AMBACINS),                 AAA          2,987,280
                 8/1/2009

   4,000,000     New Jersey EDA, Transportation Project Sublease Revenue
Bonds                        AAA          4,106,560
                 (Series1999A), 5.75% (New Jersey Transit Corporation Light Rail
Transit
                 System Projects), 5/1/2013

TOTAL
7,093,840

                 New York--8.8%
   5,000,000     Municipal Assistance Corp of New York, Revenue Bonds (Series
1999O),                  AA          5,098,450
                 5.25%, 7/1/2007
   5,000,000     New York City, NY, UT GO Bonds (Series 1999G), 6.00%,
10/15/2007                     AAA          5,333,600
   2,500,000     New York State Environmental Facilities Corp., State Water
Pollution                 AA-          2,655,975
                 Control Bonds (Series 1994E), 6.15% (Original Issue Yield: 6.25%),
                 6/15/2004

   4,000,000     New York State Thruway Authority, Highway & Bridge Fund Revenue
Bonds                AAA          4,167,760
                 (Series B), 5.625% (Original Issue Yield: 5.75%), 4/1/2005
$  1,250,000     Suffolk County, NY IDA, IDRB (Series 1998), 5.30% (Nissequogue
Cogen                  NR      $   1,162,262
                 Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013

TOTAL
18,418,047

                 North Carolina--3.7%
   1,275,000     Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue
Bonds,                AA          1,313,314
                 5.90% (Original Issue Yield: 5.95%), 1/1/2002
   2,080,000     Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue
Bonds,                AA          2,137,054
                 5.90% (Original Issue Yield: 5.95%), 1/1/2002
   2,000,000     North Carolina Municipal Power Agency No. 1, Catawba Electric
Revenue                 A-          2,045,560
                 Refunding Bonds, 6.00%, (Original Issue Yield: 6.05%), 1/1/2004
   2,000,000     North Carolina Municipal Power Agency No. 1, Catawba Electric
Revenue                 A-          2,180,340
                 Refunding Bonds, 7.25%, 1/1/2007

TOTAL
7,676,268

                 North Dakota--0.5%
   1,100,000     Grand Forks, ND, Health Care System Revenue Bonds (Series 1997),
5.40%               AAA          1,100,484
                 (Altru Health System Obligated Group)/(MBIA INS)/(Original Issue
Yield:
                 5.50%), 8/15/2011
                 Ohio--3.3%
   2,000,000     Franklin County, OH, Development Revenue Bonds (Series 1999),
5.80%                    A          1,992,940
                 (American Chemical Society)/(Original Issue Yield: 5.83%), 10/1/2014
   3,195,000     Lucas County, OH, Hospital Revenue Refunding Bonds (Series 1996),
5.50%              AAA          3,282,447
                 (ProMedica Healthcare Obligated Group)/(MBIA INS)/(Original Issue
Yield:
                 5.75%), 11/15/2008
   1,400,000     Montgomery County, OH, HFA Revenue Bonds (Series A), 6.20% (Sisters
of               AAA          1,437,520
                 Charity Health Care System)/(MBIA INS)/(Original Issue Yield: 6.30%),
                 5/15/2001

TOTAL
6,712,907

                 Pennsylvania--8.2%
   1,050,000     Allegheny County, PA IDA, Cargo Facilities Lease Revenue
Bonds                        NR          1,028,601
                 (Series1999), 6.00% (AFCO Cargo LLC Project), 9/1/2009
   1,860,000  /4/Allegheny County, PA, UT GO Bonds (Series C-49), 5.00%,
4/1/2004                     AAA          1,885,091
   1,500,000  /4/Allegheny County, PA, UT GO Bonds (Series C-49), 5.00%,
4/1/2009                     AAA          1,492,440
   1,000,000     New Wilmington, PA Municipal Authority, College Revenue Bonds,
5.30%                Baa1            885,200
                 (Westminister College)/(Original Issue Yield: 5.40%), 3/1/2018
   4,000,000     Pennsylvania Intergovernmental Coop Authority, Special Tax
Revenue                   AAA          4,003,640
                 Refunding Bonds (Series 1999), 5.00%, 6/15/2007
   5,000,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority,
Health           AA-          4,563,450
                 System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health
                 System)/(Original Issue Yield: 5.40%), 5/15/2012
$  2,000,000     Philadelphia Authority for Industrial Development, Airport Revenue
Bonds             AAA      $   1,813,340
                 (Series 1998A), 5.00% (Philadelphia Airport System)/(FGIC
INS)/(Original
                 Issue Yield: 5.25%), 7/1/2015
   1,500,000     Pittsburgh & Allegheny County, PA Auditorium Authority, Regional
Asset               AAA          1,476,720
                 District Sales Tax Revenue Bonds (Series 1999), 5.25% (AMBAC INS),
2/1/2012

TOTAL
17,148,482

                 South Carolina--2.5%
   3,090,000     South Carolina State Public Service Authority, Revenue
Obligations                   AAA          3,125,411
                 (Series 1999A), 5.625% (Santee Cooper), 1/1/2013
   2,000,000     South Carolina Transportation Infrastructure Bank, Revenue
Bonds                     Aaa          2,044,920
                 (Series A), 5.50% (AMBAC INS), 10/1/2011

TOTAL
5,170,331

                 Texas--8.9%
   2,850,000     Harrison County, TX Health Facilities Development Corp., Hospital
Revenue              A          2,621,630
                 Bonds (Series 1998), 5.50% (Marshall Regional Medical
Center)/(American
                 Capital Access INS)/ (Original Issue Yield: 5.52%), 1/1/2018
   4,500,000     Houston, TX ISD, LT GO Bonds, 8.375%,
8/15/2000                                      AAA          4,637,925
   1,475,000     San Antonio, TX, UT GO General Improvement Bonds, 8.625%,
8/1/2000                   AA+          1,519,987
   3,760,000     Texas State Department of Housing & Community Affairs, SFM Revenue
Bonds             AAA          3,570,609
                 (Series B), 5.45% (MBIA INS), 3/1/2019
   6,000,000     Texas Water Development Board, State Revolving Fund Sr. Lien
Revenue                 AAA          6,210,900
                 Bonds, 5.80% (Original Issue Yield: 5.90%), 7/15/2002

TOTAL
18,561,051

                 Washington--5.9%
   1,020,000     Seattle, WA, LT GO Refunding Bonds, 6.00% (Original Issue Yield:
6.10%),             AA+          1,054,823
                 3/1/2002

   1,500,000     Tacoma, WA Sewer Authority, Revenue Refunding Bonds (Series B),
5.70%                AAA          1,572,480
                 (FGIC INS)/(Original Issue Yield: 5.85%), 12/1/2005
   4,500,000     Washington Health Care Facilities Authority, Revenue Bonds (Series
1996),            AAA          4,515,930
                 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue
                 Yield: 5.63%), 12/1/2010
   2,335,000     Washington Health Care Facilities Authority, Revenue Bonds,
5.25%                     AA          2,120,507
                 (Highline Community Hospital)/(Asset Guaranty INS)/(Original Issue
Yield:
                 5.30%), 8/15/2017
   3,000,000     Washington State Public Power Supply System, (Nuclear Project No.
3)                 AA-          3,051,570
                 Refunding & Revenue Bonds (Series B), 5.70% (Original Issue Yield:
                 5.793%), 7/1/2010

TOTAL
12,315,310

                 TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
$205,808,699)                                       204,531,106
                 SHORT-TERM MUNICIPALS--2.1%/2/
                 Idaho--0.4%
$    800,000  3  Boise, ID Industrial Development Corp., Multi-Mode Variable
Rate                      A-      $     800,000
                 Industrial Development Revenue Bonds (Series 1998) Weekly VRDNs
                 (Multiquip, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
                 New York--0.5%
     450,000     New York City, NY Transitional Finance Authority, (1998 Subseries
A-1)                AA
                 Weekly VRDNs (Commerzbank AG, Frankfurt
LIQ)                                                        450,000

     565,000     St. Lawrence County, NY IDA, Civic Facility Revenue Bonds (Series
1990)               A3            565,000
                 Weekly VRDNs (Clarkson University)/(Sumitomo Bank Ltd., Osaka LOC)

TOTAL
1,015,000

                 North Carolina--0.9%
     900,000     Person County, NC Industrial Facilities & Pollution Control
Financing                Aa3            900,000
                 Authority Daily VRDNs (Carolina Power & Light Co.)/(SunTrust Bank,
Atlanta
                 LOC)
   1,000,000     Wake County, NC Industrial Facilities & PCFA, (Series 1990B) Daily
VRDNs             AA-          1,000,000
                 (Carolina Power & Light Co.)/(Bank of New York, New York LOC)

TOTAL
1,900,000

                 Ohio--0.1%
     300,000     Ohio State Air Quality Development Authority, (Series B) Daily
VRDNs                 AA-            300,000
                 (Cincinnati Gas and Electric Co.)/(Canadian Imperial Bank of
CommerceLOC)
                 Puerto Rico--0.2%
     500,000  3  Puerto Rico Commonwealth Infrastructure Financing Authority,
Floater                 AAA            500,000
                 Certificates (Series 1998-139) Weekly VRDNs (AMBAC INS)/
(MorganStanley,
                 Dean Witter Municipal Funding, Inc. LIQ)
                 TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED
COST)                                                   4,515,000
                 TOTAL INVESTMENTS (IDENTIFIED COST
$210,323,699)5                                             $ 209,046,106

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

2 At November 30, 1999, 9.5% of the total investments at market value were subject to alternative minimum tax.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 1999, these securities amounted to $1,300,000 which represents 0.6% of net assets.

4 This security was purchased on a when-issued basis.

5 The cost of investments for federal tax purposes amounts to $210,323,699. The net unrealized depreciation of investments on a federal tax basis amounts to $1,277,593 which is comprised of $3,012,893 appreciation and $4,290,486 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($208,312,102) at November 30, 1999.




The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation AMT --Alternative Minimum Tax COL --Collateralized EDA -- Economic Development Authority FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranteed HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond INS --Insured IDRB --Industrial Development Revenue Bond ISD --Independent School District LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit LT --Limited Tax MBIA --Municipal Bond Investors Assurance PCA --Pollution Control Authority PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority SFM --Single Family Mortgage UT --Unlimited Tax VRDNs--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999



Assets:
Total investments in securities, at value (identified and tax cost
$210,323,699)                                   $   209,046,106
Income

receivable

3,489,081

Receivable for investments
sold

30,000

Receivable for shares
sold

176,000

Prepaid
Expenses

6,583
 TOTAL

ASSETS
212,747,770
Liabilities:

Payable for investments

purchased                                                             $ 3,440,508
Income distribution
payable                                                                       852,605
Payable to
Bank
142,555
 TOTAL

LIABILITIES
4,435,668

Net Assets for 20,650,575 shares

outstanding                                                                       $
208,312,102

Net Assets Consist

of:
Paid in
capital

$   214,575,438

Net unrealized depreciation of
investments

(1,277,593)

Accumulated net realized loss on
investments

(4,985,743)

 TOTAL NET

ASSETS
$   208,312,102

Net Asset Value, Offering Price and Redemption Proceeds Per
Share:
$208,312,102 / 20,650,575 shares
outstanding

$10.09

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED NOVEMBER 30, 1999


Investment Income:

Interest

$     5,902,154
Expenses:
Investment adviser

fee                                                                     $    443,196
Administrative personnel and services
fee                                                        83,542
Custodian
fees
7,867

Transfer and dividend disbursing agent fees and
expenses                                         27,589
Directors'/Trustees'
fees                                                                         5,199
Auditing
fees
6,965

Legal

fees

3,839

Portfolio accounting

fees                                                                        32,796
Shareholder services
fee                                                                        276,998
Share registration
costs                                                                         11,183
Printing and
postage
2,617

Insurance
premiums

985

Miscellaneous

4,043
 TOTAL

EXPENSES
906,819
Waivers:

Waiver of investment adviser fee                                 $     (72,475)
Waiver of shareholder services fee                                    (210,518)
 TOTAL
WAIVERS
(282,993)
Net
expenses
623,826
Net investment
income

5,278,328

Realized and Unrealized Loss on Investments:
Net realized loss on
investments

(4,418,869)

Net change in unrealized depreciation of investments

(5,871,706)

Net realized and unrealized loss on
investments

(10,290,575)

Change in net assets resulting from
operations                                                                      $
(5,012,247)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Six Months

Ended

(unaudited)

November 30,                  Year Ended

1999                May 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income

$       5,278,328             $    11,220,354
Net realized gain (loss) on investments (($4,418,869) and $3,035,974,
(4,418,869)                  3,035,974
 respectively, as computed for federal tax purposes)
Net change in unrealized depreciation
(5,871,706)                 (6,084,113)
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
(5,012,247)                  8,172,215
Distributions to Shareholders:
Distributions from net investment income
(5,278,328)                (11,220,354)
Share Transactions:
Proceeds from sale of shares
46,081,152                 140,583,646
Net asset value of shares issued to shareholders in payment
of                         1,154,013                   3,325,538
 distributionsdeclared
Cost of shares redeemed
(72,000,410)               (122,075,316)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS
(24,765,245)                 21,833,868
Change in net assets
(35,055,820)                 18,785,729
Net Assets:
Beginning of period
243,367,922                 224,582,193
End of period                                                                  $
208,312,102             $   243,367,922

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                      Six Months Ended
                                           (unaudited)
Year Ended May  31,
                                     November 30, 1999       1999
1998             1997             1996         1995
Net Asset Value, Beginning of            $  10.56        $  10.69       $
10.50         $  10.41         $  10.55     $  10.52

Period
Income
from

 Investment
Operations:

Net investment income                        0.24            0.51
0.53             0.53             0.53         0.54
Net realized and unrealized                 (0.47)          (0.13)
0.19             0.09            (0.14)        0.03
 gain (loss) on
investments

 TOTAL FROM                                 (0.23)          (0.38)
0.72             0.62             0.39         0.57
  INVESTMENT

OPERATIONS

Less
Distributions:

Distributions from net                      (0.24)          (0.51)
(0.53)           (0.53)           (0.53)       (0.54)
 investment
income

Net Asset Value, End of Period           $  10.09        $  10.56       $
10.69         $  10.50         $  10.41     $  10.55
Total Return1                               (2.18)%          3.59%
6.98%            6.11%            3.78%        5.67%

Ratios to Average Net
Assets:

Expenses                                     0.57%/2/        0.57%
0.57%            0.57%            0.57%        0.59%
Net investment income                        4.60%/2/        4.76%
4.97%            5.09%            5.05%        5.23%
Expense waiver/reimbursement/3/              0.25%/2/        0.25%
0.25%            0.26%            0.24%        0.00%
Supplemental
Data:
Net assets, end of period                $208,312        $243,368
$224,582         $232,506         $218,398     $229,285
 (000
omitted)
Portfolio turnover                             30%             34%
35%              33%              19%          11%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 The voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

  See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio. The financial statements included herein are only those of Federated Intermediate Municipal Trust (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short- term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends are included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

  At May 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $566,874, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


Expiration Year                             Expiration Amount
2004                                        $566,874

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Fund permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


Six Months            Year Ended

Ended November         May 31, 1999

30, 1999

Shares
sold

4,469,979           13,101,446
Shares issued to shareholders in payment of distributions
declare                                      112,876              309,954
Shares
redeemed
(6,985,979)         (11,372,404)
 NET CHANGE RESULTING FROM SHARE
TRANSACTIONS
(2,403,124)           2,038,996

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.

Interfund Transactions

During the six months ended November 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $87,975,000 and $73,920,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended November 30, 1999, were as follows:


Purchases                                          $63,990,049
Sales                                              $78,778,357

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

John F. Cunningham

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D

MArjorie P. Smuts

John S. Walsh

Officers
John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President and Secretary

Richard J. Thomas
Treasurer

Richard B. Fisher
Vice President

Leslie K. Ross
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[LOGO OF FEDERATED INVESTORS]

Federated
Intermediate
Municipal
Trust

SEMI-ANNUAL REPORT TO
SHAREHOLDERS

NOVEMBER 30, 1999


[LOGO OF FEDERATED INVESTORS]

Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 458810108

8010413 (1/00)

Federated is a registered mark
of Federated Investors, Inc.
2000 (c)Federated Investors, Inc.

[RECYCLED PAPER LOGO]